Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Lease term	12 months
Lease term	10 years 3 months 14 days	4 years 6 months
Weighted average discount rate	3.50%	5.59%
Amortization expenses (in Dollars)	$ 188,547	$ 91,368	$ 134,971
Renewal or Termination Options [Member] | Minimum [Member]
Leases [Line Items]
Lease term	2 years
Renewal or Termination Options [Member] | Maximum [Member]
Leases [Line Items]
Lease term	20 years